Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2022
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Selling and Administrative Expenses
19.
Selling and Administrative Expenses

Details of selling and administrative expenses for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of won)
	2020		2021	2022
Salaries	₩	294,055	387,414	354,709
Expenses related to defined benefit plans		26,449	22,859	26,872
Other employee benefits		68,402	86,757	91,396
Shipping		147,711	298,684	213,613
Fees and commissions		221,922	248,478	272,337
Depreciation		215,479	267,042	263,739
Taxes and dues		82,708	74,542	69,851
Advertising		113,547	126,335	108,315
Warranty		309,113	216,873	251,395
Insurance		12,985	16,654	15,100
Travel		8,296	6,935	17,912
Training		8,463	15,556	15,458
Others		63,821	84,323	126,022
	₩	1,572,951	1,852,452	1,826,719